Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000246764 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(1.80%)	10.38%	6.93%	5.09%
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	1.73%	13.03%	5.40%	4.62%